Consolidated statement of changes in equity - USD ($) $ in Thousands	Total	Share Capital	Treasury Shares	Other Contributed Capital	Other Reserves	Accumulated Deficit	Equity Attributable to Shareholders of the Parent	Non-controlling Interests
Beginning balance at Dec. 31, 2021	$ 1,245,299	$ 105		$ 1,628,103	$ (74,486)	$ (308,423)	$ 1,245,299
Loss for the year	(392,567)					(392,567)	(392,567)
Other comprehensive loss for the year	(96,997)				(96,997)		(96,997)
Total comprehensive loss for the year	(489,564)				(96,997)	(392,567)	(489,564)
Issue of shares	0	0	$ 0				0
Redemption of warrants	(58)			(58)			(58)
Share-based compensation	35,466					35,466	35,466
Ending balance at Dec. 31, 2022	791,143	105	0	1,628,045	(171,483)	(665,524)	791,143
Loss for the year	(417,060)					(416,874)	(416,874)	$ (186)
Other comprehensive loss for the year	(61,721)				(61,721)		(61,721)
Total comprehensive loss for the year	(478,781)				(61,721)	(416,874)	(478,595)	(186)
Issue of shares	0	0	0				0
Share issue in subsidiary	1,973							1,973
Share-based compensation	21,446					21,446	21,446
Ending balance at Dec. 31, 2023	335,781	105	0	1,628,045	(233,204)	(1,060,952)	333,994	1,787
Loss for the year	(202,272)					(201,949)	(201,949)	(323)
Other comprehensive loss for the year	(40,985)				(40,956)		(40,956)	(29)
Total comprehensive loss for the year	(243,257)				(40,956)	(201,949)	(242,905)	(352)
Issue of shares	0	1	0				0
Share-based compensation	13,598					13,598	13,598
Ending balance at Dec. 31, 2024	$ 106,123	$ 106	$ 0	$ 1,628,045	$ (274,160)	$ (1,249,303)	$ 104,688	$ 1,435